Common Stock Warrants (Details) - Common Stock Warrants [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares Underlying Warrants Outstanding | shares	64,440,000
Weighted Average Remaining Contractual Life	6 years 4 days
Weighted Average Excercise Price	$ 0.1194
Shares Underlying Warrants Exercisable | shares	64,440,000
Weighted Average Exercise Price	$ 0.1194
Minimum [Member]
Range of Exercise Prices	0.00001
Maximum [Member]
Range of Exercise Prices	$ 1.45